Stock-Based Compensation - Summary of Stock Options Outstanding (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
$35.76 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 35.76
Options Outstanding	531
Options Exercisable	531
Weighted-Average Remaining Contractual Life	5 years 4 months 24 days
$42.34 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 42.34
Options Outstanding	520
Options Exercisable	520
Weighted-Average Remaining Contractual Life	4 years 4 months 24 days
$44.51 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 44.51
Options Outstanding	506
Options Exercisable	506
Weighted-Average Remaining Contractual Life	6 years 4 months 24 days
$47.59 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 47.59
Options Outstanding	700
Weighted-Average Remaining Contractual Life	8 years 4 months 24 days
$48.80 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 48.80
Options Outstanding	899
Weighted-Average Remaining Contractual Life	9 years 4 months 24 days
$50.63 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 50.63
Options Outstanding	435
Weighted-Average Remaining Contractual Life	7 years 4 months 24 days
$35.76 - $50.63 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Options Outstanding	3,591
Options Exercisable	1,557
Weighted-Average Remaining Contractual Life	7 years 2 months 12 days
$35.76 - $50.63 [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 35.76
$35.76 - $50.63 [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price | $ / shares	$ 50.63